SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS The Company has evaluated subsequent events until February 15, 2023, date of approval of these consolidated financial statements, to assess the need for potential adjustments or disclosures in these consolidated financial statements in accordance with IAS 10 "Events after the reporting period". The Company doesn't have any subsequent events to report.